Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary stock, par value	$ 0	$ 0
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	371,385,669	140,634,421
Common stock, shares outstanding	371,385,669	140,634,421